GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025
Finite-Lived Intangible Assets, Net [Abstract]
Accumulated Amortization	$ (2,226)	$ (1,737)		$ (2,812)
Net Book Value	5,224			17,638
Intangible Assets, Net (Including Goodwill) [Abstract]
Gross Carrying Amount	116,450	116,450		192,450
Accumulated Amortization	(2,226)	(1,737)		(2,812)
Impairment	0	0	$ 635
Net Book Value	114,224	114,713		189,125
Exchange licenses
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	103,000	103,000		166,000
Impairment	0	0
Net Book Value	103,000	103,000		165,575
FCM license
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,000	6,000		6,000
Impairment	0	0
Net Book Value	$ 6,000	$ 6,000		$ 6,000
Customer relationships
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life	12 years 9 months 18 days	13 years 9 months 18 days		13 years 9 months 18 days
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	12 years 9 months 18 days	13 years 9 months 18 days		13 years 9 months 18 days
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 7,250	$ 7,250		$ 20,250
Accumulated Amortization	(2,032)	(1,624)		(2,613)
Impairment	0	0
Net Book Value	5,218	5,626		17,549
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated Amortization	$ (2,032)	$ (1,624)		(2,613)
Other
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life	9 months 18 days	10 months 24 days
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	9 months 18 days	10 months 24 days
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 200	$ 200		200
Accumulated Amortization	(194)	(113)		(199)
Impairment	0	0	$ 600
Net Book Value	6	87		1
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated Amortization	$ (194)	$ (113)		$ (199)